Investment in Weibo (Tables)	12 Months Ended
Dec. 31, 2018
Investment in Weibo
Schedule of share ownership of Weibo on an if converted basis

As of December 31, 2018, the share ownership of Weibo was as follows:

		Ownership	Voting
Shareholder Name	Shares Type	Percentage	Power*
SINA	Class B Ordinary shares	45.3%	71.3%
Alibaba	Class A Ordinary shares	30.2%	15.8%
Others	Class A Ordinary shares	24.5%	12.9%
Total		100.0%	100.0%

* Class A ordinary shares are entitled to one vote per share and Class B ordinary shares, which the Company holds, are entitled to three votes per share.